Note 10 - Investment in Macrophage Therapeutics, Inc. (Details Textual) - USD ($)		1 Months Ended	6 Months Ended	12 Months Ended
	Mar. 11, 2015	Mar. 31, 2015	May 31, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Preferred Stock, Shares Authorized				5,000,000	5,000,000
Preferred Stock, Par or Stated Value Per Share				$ 0.001	$ 0.001
Preferred Stock, Shares Issued				0	0
Derivative Liability		$ 63,000		$ 63,000	$ 63,000
Preferred Stock Dividends and Other Adjustments					46,000
Preferred Convertible Stock, Right to Exchange for Common Shares, Minimum Required Proceeds from Initial Public Offering					$ 50,000,000
Weighted Average Price Common Stock Percentage					80.00%
Future Common Stock Conversion Share Price					3.00%
Dr. Michael Goldberg [Member]
Convertible Preferred Stock, Percent of Shares Reserved		40.00%
Dr. Michael Goldberg [Member] | MT [Member]
Payments to Acquire Businesses and Interest in Affiliates		$ 200,000
Macrophage Therapeutics [Member]
Common Stock Shares Authorized Upon Exercise of Warrants		1,500
Convertible Preferred Stock Shares Issued Upon Conversion, Per Unit		1
Common Stock Warrants, Issued Upon Conversion, Per Unit		30
Macrophage Therapeutics [Member] | Common Stock [Member]
Common Stock as Percentage of Common Equity		1.00%
Class of Warrant or Right, Number of Securities Called by Warrants or Rights	300			300
Platinum [Member] | MT [Member]
Payments to Acquire Businesses and Interest in Affiliates		$ 300,000	$ 200,000
MT [Member]
Convertible Preferred Stock, PIK Coupon, Percentage			10.00%
Convertible Preferred Stock, Conversion Price, Market Cap			$ 500,000,000
Convertible Preferred Stock [Member]
Preferred Stock, Shares Authorized		50
Preferred Stock, Par or Stated Value Per Share		$ 50,000
Proceeds from Issuance of Preferred Stock, Preference Stock, and Warrants	$ 500,000
Issuance of Stock and Warrants for Purchase Agreement, Remaining Amount					$ 2,000,000
Preferred Stock, Fair Value Put Option					113,000
Future Common Stock Conversion Denominator, Value					50,000
Convertible Preferred Stock [Member] | Macrophage Therapeutics [Member]
Preferred Stock, Shares Authorized		50
Preferred Stock, Shares Issued		10
Preferred Stock Dividends and Other Adjustments		$ 46,000			$ 46,000
Preferred Stock, Redemption Price Per Share					$ 58,320